Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
September 30, 2021
MHT-NPRT1-1121
1.951037.108
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	919,633	49,669,378
Entertainment - 2.2%
Activision Blizzard, Inc.	428,222	33,140,101
Nintendo Co. Ltd. ADR	639,200	37,872,600
The Walt Disney Co. (a)	981,593	166,056,088
Universal Music Group NV (b)	2,854,781	76,055,317
		313,124,106
Interactive Media & Services - 2.3%
Alphabet, Inc.:
Class A (a)	48,311	129,160,425
Class C (a)	43,673	116,402,084
Facebook, Inc. Class A (a)	114,800	38,961,972
Match Group, Inc. (a)	253,415	39,783,621
		324,308,102
Media - 4.1%
Comcast Corp. Class A	8,337,642	466,324,317
Interpublic Group of Companies, Inc.	2,187,970	80,232,860
Vivendi SA (b)	2,854,781	35,941,554
		582,498,731
TOTAL COMMUNICATION SERVICES		1,269,600,317
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.5%
BorgWarner, Inc.	1,774,162	76,661,540
Automobiles - 0.6%
General Motors Co. (a)	1,552,900	81,853,359
Distributors - 0.0%
LKQ Corp. (a)	30,181	1,518,708
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (a)	49,937	118,543,946
Elior SA (a)(c)	1,615,300	12,829,477
Expedia, Inc. (a)	267,800	43,892,420
Marriott International, Inc. Class A (a)	215,900	31,972,631
Starbucks Corp.	149,100	16,447,221
		223,685,695
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	511,389	90,720,409
Sony Group Corp. sponsored ADR	206,900	22,879,002
Whirlpool Corp.	390,063	79,518,243
		193,117,654
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. (a)(b)	79,200	5,394,312
Specialty Retail - 1.3%
Lowe's Companies, Inc.	887,107	179,958,526
TOTAL CONSUMER DISCRETIONARY		762,189,794
CONSUMER STAPLES - 5.7%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR (b)	69,100	3,895,858
Diageo PLC sponsored ADR	359,400	69,364,200
Keurig Dr. Pepper, Inc.	1,257,900	42,969,864
The Coca-Cola Co.	2,177,695	114,263,657
		230,493,579
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	46,600	20,939,710
Ocado Group PLC (a)	91,800	2,051,531
Performance Food Group Co. (a)	503,900	23,411,194
Sysco Corp.	1,304,000	102,364,000
		148,766,435
Food Products - 0.1%
Lamb Weston Holdings, Inc.	257,700	15,815,049
Household Products - 0.3%
Colgate-Palmolive Co.	34,900	2,637,742
Procter & Gamble Co.	13,000	1,817,400
Spectrum Brands Holdings, Inc.	376,382	36,008,466
		40,463,608
Tobacco - 2.7%
Altria Group, Inc.	7,950,459	361,904,894
Swedish Match Co. AB	1,755,000	15,360,801
		377,265,695
TOTAL CONSUMER STAPLES		812,804,366
ENERGY - 8.5%
Energy Equipment & Services - 0.1%
Subsea 7 SA	2,344,600	20,316,290
Oil, Gas & Consumable Fuels - 8.4%
Canadian Natural Resources Ltd.	506,700	18,526,194
Cenovus Energy, Inc. (Canada)	13,771,581	138,846,589
Exxon Mobil Corp.	10,786,443	634,458,577
Harbour Energy PLC (a)	2,247,500	10,969,779
Hess Corp.	3,060,072	239,022,224
Imperial Oil Ltd. (b)	569,100	17,986,004
Kosmos Energy Ltd. (a)	14,330,835	42,419,272
Phillips 66 Co.	487,200	34,118,616
Tourmaline Oil Corp.	1,565,800	54,702,866
		1,191,050,121
TOTAL ENERGY		1,211,366,411
FINANCIALS - 19.3%
Banks - 13.5%
Bank of America Corp.	12,883,594	546,908,565
JPMorgan Chase & Co.	1,177,071	192,674,752
M&T Bank Corp.	181,220	27,063,395
PNC Financial Services Group, Inc.	1,023,321	200,202,520
Truist Financial Corp.	2,272,723	133,295,204
U.S. Bancorp	1,905,619	113,269,993
Wells Fargo & Co.	15,271,937	708,770,596
		1,922,185,025
Capital Markets - 3.6%
KKR & Co. LP	1,421,451	86,537,937
Morgan Stanley	996,024	96,923,095
Northern Trust Corp.	1,524,046	164,307,399
Raymond James Financial, Inc.	386,403	35,657,269
State Street Corp.	1,527,641	129,421,746
		512,847,446
Consumer Finance - 0.7%
Discover Financial Services	831,000	102,088,350
Insurance - 0.3%
Chubb Ltd.	201,597	34,973,048
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	6,997,677	104,685,248
Radian Group, Inc.	2,971,908	67,521,750
		172,206,998
TOTAL FINANCIALS		2,744,300,867
HEALTH CARE - 13.6%
Biotechnology - 0.7%
ADC Therapeutics SA (a)	206,000	5,594,960
Alnylam Pharmaceuticals, Inc. (a)	166,750	31,484,068
Crinetics Pharmaceuticals, Inc. (a)	345,700	7,276,985
Gritstone Bio, Inc. (a)(b)	291,807	3,151,516
Heron Therapeutics, Inc. (a)(b)	135,717	1,450,815
Insmed, Inc. (a)	753,029	20,738,419
Intercept Pharmaceuticals, Inc. (a)(b)	979,918	14,551,782
Vaxcyte, Inc.	173,900	4,411,843
Verve Therapeutics, Inc.	134,300	6,312,100
		94,972,488
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	89,500	10,572,635
Becton, Dickinson & Co.	156,506	38,472,305
Boston Scientific Corp. (a)	3,902,919	169,347,655
Danaher Corp.	56,400	17,170,416
iRhythm Technologies, Inc. (a)	1,100	64,416
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	354,100	15,736,204
		251,363,631
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	1,349,058	66,724,409
Centene Corp. (a)	186,900	11,645,739
Cigna Corp.	743,211	148,761,114
Covetrus, Inc. (a)	449,973	8,162,510
CVS Health Corp.	2,163,352	183,582,051
Guardant Health, Inc. (a)	96,700	12,088,467
Humana, Inc.	22,800	8,872,620
McKesson Corp.	806,621	160,824,095
UnitedHealth Group, Inc.	458,481	179,146,866
		779,807,871
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	43,085	67,643
Pharmaceuticals - 5.7%
Bayer AG	2,349,072	127,497,069
Bristol-Myers Squibb Co.	4,293,560	254,049,945
Eli Lilly & Co.	178,500	41,242,425
GlaxoSmithKline PLC sponsored ADR (b)	4,028,536	153,930,361
Intra-Cellular Therapies, Inc. (a)	157,000	5,852,960
Johnson & Johnson	1,217,171	196,573,117
Pliant Therapeutics, Inc. (a)	234,300	3,954,984
Sanofi SA sponsored ADR	539,700	26,018,937
TherapeuticsMD, Inc. (a)(b)	8,027,214	5,951,376
Viatris, Inc.	185,500	2,513,525
		817,584,699
TOTAL HEALTH CARE		1,943,796,332
INDUSTRIALS - 15.6%
Aerospace & Defense - 2.6%
Airbus Group NV (a)	473,400	62,761,443
General Dynamics Corp.	188,860	37,022,226
Huntington Ingalls Industries, Inc.	144,650	27,926,129
Maxar Technologies, Inc.	80,300	2,274,096
MTU Aero Engines AG	44,000	9,892,163
Raytheon Technologies Corp.	228,669	19,656,387
Rolls-Royce Holdings PLC (a)	14,075,200	26,288,487
Safran SA	89,500	11,320,017
The Boeing Co. (a)	779,791	171,507,233
		368,648,181
Air Freight & Logistics - 2.3%
FedEx Corp.	303,247	66,499,035
United Parcel Service, Inc. Class B	1,424,856	259,466,278
		325,965,313
Airlines - 0.1%
Copa Holdings SA Class A (a)	22,898	1,863,439
Ryanair Holdings PLC sponsored ADR (a)	139,900	15,397,394
		17,260,833
Building Products - 0.2%
Johnson Controls International PLC	364,600	24,821,968
Electrical Equipment - 1.2%
Acuity Brands, Inc.	261,675	45,366,595
Hubbell, Inc. Class B	165,214	29,849,213
Vertiv Holdings Co.	4,072,500	98,106,525
		173,322,333
Industrial Conglomerates - 7.1%
3M Co.	202,473	35,517,814
General Electric Co.	9,530,464	981,923,700
		1,017,441,514
Machinery - 1.3%
Caterpillar, Inc.	57,800	11,095,866
Cummins, Inc.	85,400	19,177,424
Epiroc AB (A Shares)	272,600	5,651,521
Flowserve Corp.	892,085	30,928,587
Fortive Corp.	393,100	27,741,067
Otis Worldwide Corp.	272,384	22,411,756
PACCAR, Inc.	36,200	2,856,904
Stanley Black & Decker, Inc.	133,800	23,456,478
Westinghouse Air Brake Tech Co.	421,685	36,353,464
		179,673,067
Professional Services - 0.1%
Equifax, Inc.	38,400	9,731,328
Road & Rail - 0.7%
Knight-Swift Transportation Holdings, Inc. Class A	1,636,315	83,697,512
Ryder System, Inc.	283,600	23,456,556
		107,154,068
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	228,600	4,546,357
TOTAL INDUSTRIALS		2,228,564,962
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 0.3%
CDW Corp.	57,800	10,520,756
Vontier Corp.	896,680	30,128,448
		40,649,204
IT Services - 3.8%
Amadeus IT Holding SA Class A (a)	377,800	24,848,600
Edenred SA	539,200	29,026,460
Fidelity National Information Services, Inc.	607,400	73,908,432
Genpact Ltd.	606,000	28,791,060
IBM Corp.	171,700	23,854,281
MasterCard, Inc. Class A	113,489	39,457,856
Sabre Corp. (a)(b)	2,854,500	33,797,280
Snowflake Computing, Inc.	11,800	3,568,674
Twilio, Inc. Class A (a)	11,800	3,764,790
Unisys Corp. (a)	1,905,099	47,894,189
Visa, Inc. Class A	1,079,793	240,523,891
		549,435,513
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	164,538	27,556,824
Applied Materials, Inc.	320,702	41,283,968
Intel Corp.	1,384,600	73,771,488
Lam Research Corp.	47,500	27,034,625
Marvell Technology, Inc.	565,591	34,110,793
Qualcomm, Inc.	1,871,431	241,377,170
		445,134,868
Software - 8.7%
Autodesk, Inc. (a)	124,428	35,483,133
Dynatrace, Inc. (a)	373,894	26,535,257
Elastic NV (a)	342,400	51,014,176
Microsoft Corp.	3,357,005	946,406,850
PTC, Inc. (a)	161,500	19,346,085
Salesforce.com, Inc. (a)	45,500	12,340,510
SAP SE sponsored ADR	990,646	133,776,836
Workday, Inc. Class A (a)	48,300	12,069,687
		1,236,972,534
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,244,804	459,139,766
Samsung Electronics Co. Ltd.	316,000	19,581,776
		478,721,542
TOTAL INFORMATION TECHNOLOGY		2,750,913,661
MATERIALS - 2.3%
Chemicals - 0.8%
DuPont de Nemours, Inc.	1,409,900	95,859,101
Livent Corp. (a)(b)	52,600	1,215,586
PPG Industries, Inc.	148,000	21,165,480
		118,240,167
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	754,028	26,427,667
First Quantum Minerals Ltd.	1,758,100	32,549,696
Freeport-McMoRan, Inc.	3,530,142	114,835,519
Glencore Xstrata PLC	4,168,600	19,609,538
Lundin Mining Corp.	2,518,100	18,111,393
		211,533,813
TOTAL MATERIALS		329,773,980
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	151,781	40,284,195
Equinix, Inc.	6,222	4,916,189
Simon Property Group, Inc.	598,800	77,826,036
		123,026,420
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	125,200	12,433,612
Southern Co.	410,500	25,438,685
		37,872,297
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	433,400	10,661,640
Sempra Energy	34,380	4,349,070
		15,010,710
TOTAL UTILITIES		52,883,007
TOTAL COMMON STOCKS (Cost $9,103,174,399)		14,229,220,117

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (a)(d)(e)	17,600	1,087,581

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (a)	1,259,700	21,414,900

TOTAL PREFERRED STOCKS (Cost $14,628,455)		22,502,481

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $28,974,794)	22,323,330	17,370,787

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	132,064,514	132,090,927
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	105,457,666	105,468,212
TOTAL MONEY MARKET FUNDS (Cost $237,559,139)		237,559,139

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $9,384,336,787)	14,506,652,524
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(267,099,256)
NET ASSETS - 100.0%	14,239,553,268

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,829,477 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,458,368 or 0.1% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	747,546
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	28,974,794

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	112,941,949	385,435,718	366,286,740	16,372	-	-	132,090,927	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	191,405,919	492,206,132	578,143,839	(80,140)	-	-	105,468,212	0.3%
Total	304,347,868	877,641,850	944,430,579	(63,768)	-	-	237,559,139

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.